Notes to the Profit or Loss Statement - Summary Of Detailed Information About In Limited Unlimited Carry Forward Tax Losses - Additional Information (Details) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Analysis of income and expense [abstract]
Tax losses relative to US tax group	€ 150.0
Deferred tax assets on temporary differences not capitalized	€ 15.8